Pioneer Variable Contracts Trust
Pioneer Fund

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2023

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.3%
	Common Stocks — 99.2% of Net Assets
	Air Freight & Logistics — 0.2%
1,112	United Parcel Service, Inc., Class B	$ 173,328
	Total Air Freight & Logistics	$173,328
	Banks — 7.8%
140,023	Citizens Financial Group, Inc.	$ 3,752,616
136,750	Truist Financial Corp.	3,912,418
41,190	US Bancorp	1,361,741
	Total Banks	$9,026,775
	Biotechnology — 4.3%
2,499(a)	Regeneron Pharmaceuticals, Inc.	$ 2,056,577
8,237(a)	Vertex Pharmaceuticals, Inc.	2,864,334
	Total Biotechnology	$4,920,911
	Broadline Retail — 2.5%
22,423(a)	Amazon.com, Inc.	$ 2,850,412
	Total Broadline Retail	$2,850,412
	Capital Markets — 6.8%
19,487	CME Group, Inc.	$ 3,901,687
6,665	Goldman Sachs Group, Inc.	2,156,594
3,414	MSCI, Inc.	1,751,655
	Total Capital Markets	$7,809,936
	Communications Equipment — 1.6%
10,227(a)	Arista Networks, Inc.	$ 1,881,052
	Total Communications Equipment	$1,881,052
	Construction Materials — 5.5%
13,073	Martin Marietta Materials, Inc.	$ 5,366,205
4,780	Vulcan Materials Co.	965,656
	Total Construction Materials	$6,331,861
	Consumer Staples Distribution & Retail — 5.1%
43,128(a)	BJ's Wholesale Club Holdings, Inc.	$ 3,078,046
4,969	Costco Wholesale Corp.	2,807,286
	Total Consumer Staples Distribution & Retail	$5,885,332
	Electrical Equipment — 1.6%
6,540	Rockwell Automation, Inc.	$ 1,869,590
	Total Electrical Equipment	$1,869,590
	Entertainment — 3.9%
20,662	Electronic Arts, Inc.	$ 2,487,705
24,120(a)	Live Nation Entertainment, Inc.	2,002,925
	Total Entertainment	$4,490,630
	Financial Services — 2.0%
7,675	Jack Henry & Associates, Inc.	$ 1,159,999
4,851	Visa, Inc., Class A	1,115,779
	Total Financial Services	$2,275,778

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Ground Transportation — 0.5%
3,053	Union Pacific Corp.	$ 621,682
	Total Ground Transportation	$621,682
	Hotels, Restaurants & Leisure — 1.8%
43,221(a)	Planet Fitness, Inc., Class A	$ 2,125,609
	Total Hotels, Restaurants & Leisure	$2,125,609
	Interactive Media & Services — 6.2%
54,301(a)	Alphabet, Inc., Class A	$ 7,105,829
	Total Interactive Media & Services	$7,105,829
	IT Services — 4.9%
8,049	Accenture Plc, Class A	$ 2,471,928
18,377(a)	Akamai Technologies, Inc.	1,957,886
8,714	International Business Machines Corp.	1,222,574
	Total IT Services	$5,652,388
	Life Sciences Tools & Services — 1.9%
6,744	Danaher Corp.	$ 1,673,187
1,020	Thermo Fisher Scientific, Inc.	516,293
	Total Life Sciences Tools & Services	$2,189,480
	Machinery — 3.7%
15,582	Caterpillar, Inc.	$ 4,253,886
	Total Machinery	$4,253,886
	Metals & Mining — 6.5%
110,531	Freeport-McMoRan, Inc.	$ 4,121,701
78,989	Teck Resources, Ltd., Class B	3,403,636
	Total Metals & Mining	$7,525,337
	Oil, Gas & Consumable Fuels — 4.9%
24,061	Chevron Corp.	$ 4,057,166
12,735	EOG Resources, Inc.	1,614,288
	Total Oil, Gas & Consumable Fuels	$5,671,454
	Pharmaceuticals — 1.8%
3,748	Eli Lilly & Co.	$ 2,013,163
	Total Pharmaceuticals	$2,013,163
	Semiconductors & Semiconductor Equipment — 9.2%
13,801(a)	Advanced Micro Devices, Inc.	$ 1,419,019
4,343	KLA Corp.	1,991,960
1,676	Lam Research Corp.	1,050,467
14,067	NVIDIA Corp.	6,119,004
	Total Semiconductors & Semiconductor Equipment	$10,580,450
	Software — 7.4%
2,547(a)	Adobe, Inc.	$ 1,298,715
22,769	Microsoft Corp.	7,189,312
	Total Software	$8,488,027
	Specialty Retail — 2.8%
10,569	Home Depot, Inc.	$ 3,193,529
	Total Specialty Retail	$3,193,529

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Shares		Value
	Technology Hardware, Storage & Peripherals — 6.3%
42,238	Apple, Inc.	$ 7,231,568
	Total Technology Hardware, Storage & Peripherals	$7,231,568
	Total Common Stocks (Cost $82,322,894)	$114,168,007

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 0.9% of Net Assets
1,000,000(b)	U.S. Treasury Bills, 10/3/23	$ 999,854
	Total U.S. Government and Agency Obligations (Cost $999,709)	$999,854

Shares
	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
258,342(c)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 258,342
		$258,342
	TOTAL SHORT TERM INVESTMENTS (Cost $258,342)	$258,342
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $83,580,945)	$115,426,203
	OTHER ASSETS AND LIABILITIES — (0.3)%	$(370,431)
	net assets — 100.0%	$115,055,772

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$114,168,007	$—	$—	$114,168,007
U.S. Government and Agency Obligations	—	999,854	—	999,854
Open-End Fund	258,342	—	—	258,342
Total Investments in Securities	$114,426,349	$999,854	$—	$115,426,203
During the period ended September 30, 2023, there were no transfers in or out of Level 3.
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